Share-based compensation - Disclosure of number and weighted average exercise prices of phantom shares (Details) - Phantom shares - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
number of phantom shares
Outstanding, beginning balance (in shares)	670,500	841,450
Granted (in shares)	0	0
Forfeited (in shares)	(50,000)
Exercised (in shares)	(210,000)
Outstanding, ending balance (in shares)	410,500	670,500
Phantom shares, modification of program
number of phantom shares
Granted (in shares)		117,000
Forfeited (in shares)		(67,001)
Exercised (in shares)		(220,949)